SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 9,287,566	$ 8,169,567	$ 26,438,509	$ 27,213,684
Sub-total	4,145,895	3,824,980	11,484,603	13,571,790
Total revenues	13,433,461	11,994,547
Total revenues	13,433,461	11,994,547	37,923,112	40,785,474
Republic Of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	2,119,140	1,998,679	6,146,043	7,246,592
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	1,911,297	1,763,200	5,221,209	5,962,067
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 115,458	$ 63,101	$ 126,351	$ 363,131